Income Taxes - Schedule of Components of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax expenses	$ 441,441	$ 96,452	$ 305,439
Deferred income tax expenses/(benefit)	148,239	(160,402)	80,519
Total income tax expenses/(benefit)	$ 589,680	$ (63,950)	$ 385,958